Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key		0000810573
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000069664
Shareholder Report [Line Items]
Fund Name		DWS Alternative Asset Allocation VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.24%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 10.50% for the period ended December 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.13% and 8.17%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 17.07%.

The Fund’s underperformance versus the Blended Index was largely a function of the index’s high weighting in global equities, which outpaced most other asset classes in 2025. Still, all segments of the Fund contributed to its absolute return.

The Fund’s Real Assets portfolio was the largest contributor to Fund performance. Its allocation to commodities performed very well, especially in the second half of the year, behind sharply rising prices for precious and industrial metals. The strength in commodities, together with the rally in equities, fueled a sizable advance for global natural resource stocks. The Fund’s allocation to infrastructure stocks also delivered a solid return, while real estate investment trusts finished the year with a small gain.

The Fund's Alternative Fixed Income portfolio made a strong contribution to performance, as well. Emerging market bonds performed particularly well in an environment of falling interest rates, positive global growth, and elevated investor risk appetites. Bank loans also posted a gain at a time of broader strength in credit-oriented investments, but their upside was limited somewhat since the U.S. Federal Reserve’s interest rate cuts dampened demand for floating-securities.

The Fund's Alternative Equity portfolio — which holds exchange-traded funds that invest in convertible securities and preferred stocks — also contributed to Fund performance. Convertibles, while finishing the year off of their October high, nonetheless produced double-digit returns thanks to the category’s elevated exposure to important growth themes such as artificial intelligence and biotechnology.

The Fund's Absolute Return portfolio benefited from its position in DWS Global Macro Fund (7.9%), which capitalized on the positive returns for stocks and precious metals, and — to a lesser extent — bonds. Cash, held through a position in Central Cash Management Government Fund (0.5%), posted only a modest gain given that yields have fallen considerably from their peak in 2024. The Fund reduced its allocation to cash throughout the year and redeployed the proceeds into other segments of the portfolio.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'16	$9,889	$9,371	$10,087	$9,623
'16	$9,873	$9,323	$10,311	$9,593
'16	$10,214	$10,029	$10,590	$10,075
'16	$10,359	$10,190	$10,731	$10,198
'16	$10,408	$10,210	$10,587	$10,239
'16	$10,635	$10,135	$10,896	$10,214
'16	$10,700	$10,587	$10,978	$10,535
'16	$10,644	$10,624	$10,925	$10,538
'16	$10,733	$10,705	$10,985	$10,575
'16	$10,587	$10,497	$10,680	$10,408
'16	$10,416	$10,611	$10,256	$10,439
'16	$10,530	$10,840	$10,209	$10,618
'17	$10,619	$11,136	$10,324	$10,803
'17	$10,741	$11,442	$10,372	$11,035
'17	$10,733	$11,577	$10,388	$11,116
'17	$10,812	$11,762	$10,506	$11,257
'17	$10,862	$11,997	$10,668	$11,449
'17	$10,862	$12,070	$10,659	$11,477
'17	$11,019	$12,401	$10,838	$11,684
'17	$11,086	$12,445	$10,945	$11,727
'17	$11,078	$12,715	$10,847	$11,894
'17	$11,128	$12,970	$10,806	$12,054
'17	$11,227	$13,224	$10,926	$12,232
'17	$11,310	$13,442	$10,964	$12,364
'18	$11,410	$14,166	$11,094	$12,779
'18	$10,712	$13,576	$10,996	$12,372
'18	$10,770	$13,323	$11,113	$12,207
'18	$10,812	$13,446	$10,935	$12,278
'18	$10,888	$13,501	$10,852	$12,358
'18	$10,871	$13,418	$10,804	$12,349
'18	$10,888	$13,786	$10,786	$12,620
'18	$10,905	$13,912	$10,797	$12,754
'18	$10,871	$13,933	$10,704	$12,779
'18	$10,549	$12,840	$10,584	$12,092
'18	$10,549	$13,018	$10,617	$12,209
'18	$10,277	$12,075	$10,832	$11,627
'19	$10,846	$13,056	$10,997	$12,297
'19	$10,990	$13,420	$10,934	$12,554
'19	$11,109	$13,556	$11,070	$12,742
'19	$11,194	$14,003	$11,038	$13,059
'19	$11,036	$13,167	$11,187	$12,601
'19	$11,274	$14,010	$11,435	$13,230
'19	$11,318	$14,051	$11,403	$13,284
'19	$11,371	$13,695	$11,635	$13,197
'19	$11,450	$13,982	$11,517	$13,373
'19	$11,556	$14,368	$11,594	$13,623
'19	$11,521	$14,725	$11,506	$13,887
'19	$11,786	$15,250	$11,573	$14,175
'20	$11,848	$15,047	$11,721	$14,196
'20	$11,433	$13,811	$11,799	$13,433
'20	$10,117	$11,818	$11,535	$12,165
'20	$10,513	$13,122	$11,762	$13,160
'20	$10,804	$13,729	$11,813	$13,626
'20	$10,931	$14,169	$11,918	$13,912
'20	$11,277	$14,903	$12,298	$14,441
'20	$11,559	$15,808	$12,279	$15,074
'20	$11,340	$15,321	$12,235	$14,711
'20	$11,268	$14,990	$12,247	$14,378
'20	$12,068	$16,893	$12,470	$15,691
'20	$12,459	$17,737	$12,637	$16,162
'21	$12,486	$17,714	$12,526	$16,017
'21	$12,750	$18,194	$12,310	$16,235
'21	$12,814	$18,663	$12,073	$16,551
'21	$13,295	$19,470	$12,226	$17,128
'21	$13,434	$19,763	$12,341	$17,319
'21	$13,601	$19,998	$12,232	$17,538
'21	$13,731	$20,094	$12,395	$17,819
'21	$13,879	$20,591	$12,343	$18,119
'21	$13,712	$19,774	$12,124	$17,545
'21	$14,047	$20,731	$12,095	$18,236
'21	$13,592	$20,169	$12,059	$17,974
'21	$14,047	$20,966	$12,042	$18,499
'22	$13,796	$19,875	$11,796	$17,696
'22	$13,712	$19,422	$11,655	$17,328
'22	$14,130	$19,817	$11,300	$17,521
'22	$13,845	$18,244	$10,681	$16,304
'22	$13,805	$18,252	$10,710	$16,355
'22	$13,074	$16,677	$10,367	$15,285
'22	$13,505	$17,865	$10,587	$16,246
'22	$13,335	$17,233	$10,169	$15,635
'22	$12,554	$15,567	$9,647	$14,415
'22	$12,714	$16,521	$9,581	$15,079
'22	$13,194	$17,776	$10,031	$15,983
'22	$13,004	$17,100	$10,086	$15,487
'23	$13,485	$18,360	$10,417	$16,397
'23	$13,154	$17,849	$10,070	$15,995
'23	$13,234	$18,281	$10,389	$16,470
'23	$13,299	$18,511	$10,435	$16,704
'23	$13,028	$18,284	$10,231	$16,536
'23	$13,321	$19,348	$10,230	$17,214
'23	$13,560	$20,088	$10,301	$17,613
'23	$13,354	$19,509	$10,160	$17,286
'23	$13,083	$18,688	$9,863	$16,633
'23	$12,953	$18,061	$9,745	$16,219
'23	$13,473	$19,728	$10,237	$17,501
'23	$13,809	$20,769	$10,662	$18,305
'24	$13,679	$20,813	$10,515	$18,444
'24	$13,755	$21,678	$10,383	$18,909
'24	$14,026	$22,363	$10,440	$19,387
'24	$13,833	$21,602	$10,176	$18,738
'24	$14,159	$22,478	$10,310	$19,418
'24	$14,103	$22,887	$10,325	$19,750
'24	$14,362	$23,365	$10,610	$20,134
'24	$14,655	$23,907	$10,861	$20,601
'24	$14,993	$24,455	$11,046	$20,951
'24	$14,745	$23,887	$10,675	$20,506
'24	$15,072	$24,817	$10,712	$21,229
'24	$14,587	$24,152	$10,482	$20,740
'25	$14,835	$24,939	$10,542	$21,285
'25	$15,004	$24,719	$10,692	$21,319
'25	$15,060	$23,764	$10,758	$20,659
'25	$15,002	$23,992	$11,074	$20,836
'25	$15,154	$25,380	$11,035	$21,649
'25	$15,389	$26,531	$11,244	$22,403
'25	$15,366	$26,885	$11,077	$22,588
'25	$15,613	$27,625	$11,238	$23,083
'25	$15,919	$28,576	$11,311	$23,678
'25	$16,001	$29,154	$11,282	$24,058
'25	$16,177	$29,192	$11,309	$24,153
'25	$16,118	$29,496	$11,338	$24,280

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	10.50%	5.29%	4.89%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Blended Index	17.07%	8.48%	9.28%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 409,366,671
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 410,047
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	409,366,671
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	410,047

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Real Assets	48%
DWS Enhanced Commodity Strategy Fund	17%
DWS RREEF Global Infrastructure Fund	17%
DWS RREEF Real Estate Securities Fund	9%
Xtrackers RREEF Global Natural Resources ETF	5%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	17%
iShares Preferred & Income Securities ETF	5%
Alternative Fixed Income	21%
DWS Floating Rate Fund	9%
iShares JP Morgan USD Emerging Markets Bond ETF	9%
DWS Emerging Markets Fixed Income Fund	3%
Absolute Return	8%
DWS Global Macro Fund	8%
Cash Equivalents	1%
DWS Central Cash Management Government Fund	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000077948
Shareholder Report [Line Items]
Fund Name		DWS Alternative Asset Allocation VIP
Class Name		Class B
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	0.62%

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 10.03% for the period ended December 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.13% and 8.17%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 17.07%.

The Fund’s underperformance versus the Blended Index was largely a function of the index’s high weighting in global equities, which outpaced most other asset classes in 2025. Still, all segments of the Fund contributed to its absolute return.

The Fund’s Real Assets portfolio was the largest contributor to Fund performance. Its allocation to commodities performed very well, especially in the second half of the year, behind sharply rising prices for precious and industrial metals. The strength in commodities, together with the rally in equities, fueled a sizable advance for global natural resource stocks. The Fund’s allocation to infrastructure stocks also delivered a solid return, while real estate investment trusts finished the year with a small gain.

The Fund's Alternative Fixed Income portfolio made a strong contribution to performance, as well. Emerging market bonds performed particularly well in an environment of falling interest rates, positive global growth, and elevated investor risk appetites. Bank loans also posted a gain at a time of broader strength in credit-oriented investments, but their upside was limited somewhat since the U.S. Federal Reserve’s interest rate cuts dampened demand for floating-securities.

The Fund's Alternative Equity portfolio — which holds exchange-traded funds that invest in convertible securities and preferred stocks — also contributed to Fund performance. Convertibles, while finishing the year off of their October high, nonetheless produced double-digit returns thanks to the category’s elevated exposure to important growth themes such as artificial intelligence and biotechnology.

The Fund's Absolute Return portfolio benefited from its position in DWS Global Macro Fund (7.9%), which capitalized on the positive returns for stocks and precious metals, and — to a lesser extent — bonds. Cash, held through a position in Central Cash Management Government Fund (0.5%), posted only a modest gain given that yields have fallen considerably from their peak in 2024. The Fund reduced its allocation to cash throughout the year and redeployed the proceeds into other segments of the portfolio.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'16	$9,881	$9,371	$10,087	$9,623
'16	$9,865	$9,323	$10,311	$9,593
'16	$10,207	$10,029	$10,590	$10,075
'16	$10,353	$10,190	$10,731	$10,198
'16	$10,385	$10,210	$10,587	$10,239
'16	$10,620	$10,135	$10,896	$10,214
'16	$10,685	$10,587	$10,978	$10,535
'16	$10,620	$10,624	$10,925	$10,538
'16	$10,701	$10,705	$10,985	$10,575
'16	$10,556	$10,497	$10,680	$10,408
'16	$10,385	$10,611	$10,256	$10,439
'16	$10,499	$10,840	$10,209	$10,618
'17	$10,580	$11,136	$10,324	$10,803
'17	$10,701	$11,442	$10,372	$11,035
'17	$10,693	$11,577	$10,388	$11,116
'17	$10,764	$11,762	$10,506	$11,257
'17	$10,813	$11,997	$10,668	$11,449
'17	$10,813	$12,070	$10,659	$11,477
'17	$10,962	$12,401	$10,838	$11,684
'17	$11,028	$12,445	$10,945	$11,727
'17	$11,020	$12,715	$10,847	$11,894
'17	$11,061	$12,970	$10,806	$12,054
'17	$11,160	$13,224	$10,926	$12,232
'17	$11,235	$13,442	$10,964	$12,364
'18	$11,334	$14,166	$11,094	$12,779
'18	$10,640	$13,576	$10,996	$12,372
'18	$10,697	$13,323	$11,113	$12,207
'18	$10,732	$13,446	$10,935	$12,278
'18	$10,808	$13,501	$10,852	$12,358
'18	$10,791	$13,418	$10,804	$12,349
'18	$10,808	$13,786	$10,786	$12,620
'18	$10,816	$13,912	$10,797	$12,754
'18	$10,783	$13,933	$10,704	$12,779
'18	$10,454	$12,840	$10,584	$12,092
'18	$10,454	$13,018	$10,617	$12,209
'18	$10,185	$12,075	$10,832	$11,627
'19	$10,741	$13,056	$10,997	$12,297
'19	$10,892	$13,420	$10,934	$12,554
'19	$11,002	$13,556	$11,070	$12,742
'19	$11,078	$14,003	$11,038	$13,059
'19	$10,921	$13,167	$11,187	$12,601
'19	$11,157	$14,010	$11,435	$13,230
'19	$11,201	$14,051	$11,403	$13,284
'19	$11,253	$13,695	$11,635	$13,197
'19	$11,323	$13,982	$11,517	$13,373
'19	$11,419	$14,368	$11,594	$13,623
'19	$11,393	$14,725	$11,506	$13,887
'19	$11,646	$15,250	$11,573	$14,175
'20	$11,707	$15,047	$11,721	$14,196
'20	$11,297	$13,811	$11,799	$13,433
'20	$9,987	$11,818	$11,535	$12,165
'20	$10,374	$13,122	$11,762	$13,160
'20	$10,661	$13,729	$11,813	$13,626
'20	$10,786	$14,169	$11,918	$13,912
'20	$11,118	$14,903	$12,298	$14,441
'20	$11,396	$15,808	$12,279	$15,074
'20	$11,172	$15,321	$12,235	$14,711
'20	$11,100	$14,990	$12,247	$14,378
'20	$11,880	$16,893	$12,470	$15,691
'20	$12,266	$17,737	$12,637	$16,162
'21	$12,293	$17,714	$12,526	$16,017
'21	$12,544	$18,194	$12,310	$16,235
'21	$12,606	$18,663	$12,073	$16,551
'21	$13,069	$19,470	$12,226	$17,128
'21	$13,206	$19,763	$12,341	$17,319
'21	$13,370	$19,998	$12,232	$17,538
'21	$13,488	$20,094	$12,395	$17,819
'21	$13,634	$20,591	$12,343	$18,119
'21	$13,470	$19,774	$12,124	$17,545
'21	$13,789	$20,731	$12,095	$18,236
'21	$13,342	$20,169	$12,059	$17,974
'21	$13,780	$20,966	$12,042	$18,499
'22	$13,534	$19,875	$11,796	$17,696
'22	$13,443	$19,422	$11,655	$17,328
'22	$13,853	$19,817	$11,300	$17,521
'22	$13,566	$18,244	$10,681	$16,304
'22	$13,517	$18,252	$10,710	$16,355
'22	$12,802	$16,677	$10,367	$15,285
'22	$13,213	$17,865	$10,587	$16,246
'22	$13,047	$17,233	$10,169	$15,635
'22	$12,283	$15,567	$9,647	$14,415
'22	$12,430	$16,521	$9,581	$15,079
'22	$12,890	$17,776	$10,031	$15,983
'22	$12,714	$17,100	$10,086	$15,487
'23	$13,174	$18,360	$10,417	$16,397
'23	$12,851	$17,849	$10,070	$15,995
'23	$12,919	$18,281	$10,389	$16,470
'23	$12,980	$18,511	$10,435	$16,704
'23	$12,706	$18,284	$10,231	$16,536
'23	$12,991	$19,348	$10,230	$17,214
'23	$13,223	$20,088	$10,301	$17,613
'23	$13,012	$19,509	$10,160	$17,286
'23	$12,748	$18,688	$9,863	$16,633
'23	$12,611	$18,061	$9,745	$16,219
'23	$13,128	$19,728	$10,237	$17,501
'23	$13,434	$20,769	$10,662	$18,305
'24	$13,308	$20,813	$10,515	$18,444
'24	$13,382	$21,678	$10,383	$18,909
'24	$13,635	$22,363	$10,440	$19,387
'24	$13,447	$21,602	$10,176	$18,738
'24	$13,764	$22,478	$10,310	$19,418
'24	$13,709	$22,887	$10,325	$19,750
'24	$13,950	$23,365	$10,610	$20,134
'24	$14,223	$23,907	$10,861	$20,601
'24	$14,562	$24,455	$11,046	$20,951
'24	$14,311	$23,887	$10,675	$20,506
'24	$14,628	$24,817	$10,712	$21,229
'24	$14,147	$24,152	$10,482	$20,740
'25	$14,387	$24,939	$10,542	$21,285
'25	$14,540	$24,719	$10,692	$21,319
'25	$14,595	$23,764	$10,758	$20,659
'25	$14,532	$23,992	$11,074	$20,836
'25	$14,668	$25,380	$11,035	$21,649
'25	$14,896	$26,531	$11,244	$22,403
'25	$14,861	$26,885	$11,077	$22,588
'25	$15,100	$27,625	$11,238	$23,083
'25	$15,395	$28,576	$11,311	$23,678
'25	$15,475	$29,154	$11,282	$24,058
'25	$15,634	$29,192	$11,309	$24,153
'25	$15,566	$29,496	$11,338	$24,280

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	10.03%	4.88%	4.52%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Blended Index	17.07%	8.48%	9.28%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 409,366,671
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 410,047
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	409,366,671
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	410,047

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Real Assets	48%
DWS Enhanced Commodity Strategy Fund	17%
DWS RREEF Global Infrastructure Fund	17%
DWS RREEF Real Estate Securities Fund	9%
Xtrackers RREEF Global Natural Resources ETF	5%
Alternative Equity	22%
State Street SPDR Bloomberg Convertible Securities ETF	17%
iShares Preferred & Income Securities ETF	5%
Alternative Fixed Income	21%
DWS Floating Rate Fund	9%
iShares JP Morgan USD Emerging Markets Bond ETF	9%
DWS Emerging Markets Fixed Income Fund	3%
Absolute Return	8%
DWS Global Macro Fund	8%
Cash Equivalents	1%
DWS Central Cash Management Government Fund	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000017204
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® U.S. VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.71%

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.19% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.37% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 15.91%.

Stock selection was the primary driver of relative performance in 2025. The Fund experienced the widest margin of underperformance in the information technology sector. An overweight in Apple, Inc.,* which lagged in the first half of the year due to its lack of AI exposure, was the largest detractor. A zero weighting in Micron Technology, Inc. further weighed on results. Positioning in consumer staples was an additional detractor, largely as a result of weakness in spirits producers and packaged food companies such as Kraft Heinz Co. (3.2%) and The J.M. Smucker Co. (1.6%). Both categories lagged considerably on worries about rising input costs and slowing sales. Selection in energy also hurt performance, primarily due to a downturn in the pipeline company ONEOK, Inc. (1.4%).

The Fund produced the best results in the health care sector, led by a zero weighting in the underperforming insurer UnitedHealth Group, Inc. and an overweight in Johnson & Johnson (3.0%). The latter stock rallied on the strength of new drug approvals and better-then-expected revenues and bottom-line earnings. Positions in the biotechnology stocks Amgen, Inc.* and Gilead Sciences, Inc. (1.6%) also boosted performance, as did the insurance provider Tenet Healthcare, Inc. (0.9%).

Favorable selection in communication services contributed, as well. A position in Warner Bros. Discovery, Inc. (1.1%) surged late in the period after the company became the subject of a bidding war between two leading media companies. In addition, Fox Corp. (3.9%) rallied after reporting better-than-expected earnings in October. The stocks were the Fund’s first- and second-largest contributors in 2025.

Outside of these two sectors, Applied Materials, Inc. (2.4%) — a beneficiary of strong AI-driven sentiment across the broader semiconductor industry — was the top contributor. The Fund further benefited from positions in State Street Corp. (2.7%), Caterpillar, Inc.,* and the precious-metals miner Newmont Corp. (1.5%).

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
'15	$10,000	$10,000	$10,000
'16	$9,019	$9,462	$9,483
'16	$8,810	$9,459	$9,481
'16	$9,248	$10,117	$10,164
'16	$9,200	$10,172	$10,377
'16	$9,339	$10,351	$10,539
'16	$9,151	$10,374	$10,630
'16	$9,520	$10,769	$10,938
'16	$9,485	$10,784	$11,023
'16	$9,408	$10,792	$11,000
'16	$9,269	$10,582	$10,829
'16	$9,436	$10,999	$11,448
'16	$9,561	$11,205	$11,734
'17	$9,777	$11,431	$11,818
'17	$10,229	$11,873	$12,242
'17	$10,312	$11,881	$12,118
'17	$10,393	$12,006	$12,095
'17	$10,584	$12,159	$12,083
'17	$10,704	$12,244	$12,281
'17	$10,852	$12,487	$12,444
'17	$10,944	$12,526	$12,299
'17	$11,205	$12,793	$12,663
'17	$11,368	$13,086	$12,755
'17	$11,777	$13,485	$13,146
'17	$11,749	$13,635	$13,337
'18	$12,264	$14,384	$13,853
'18	$11,671	$13,856	$13,192
'18	$11,530	$13,541	$12,960
'18	$11,516	$13,587	$13,002
'18	$11,461	$13,934	$13,080
'18	$11,578	$14,024	$13,112
'18	$11,969	$14,508	$13,631
'18	$12,234	$15,008	$13,832
'18	$12,117	$15,065	$13,860
'18	$11,227	$13,999	$13,142
'18	$11,703	$14,284	$13,534
'18	$10,516	$12,983	$12,235
'19	$11,711	$14,071	$13,187
'19	$12,070	$14,548	$13,608
'19	$11,859	$14,801	$13,695
'19	$12,515	$15,399	$14,181
'19	$11,544	$14,417	$13,269
'19	$12,454	$15,429	$14,221
'19	$12,663	$15,669	$14,339
'19	$11,865	$15,382	$13,918
'19	$12,524	$15,649	$14,414
'19	$13,096	$15,980	$14,616
'19	$13,634	$16,584	$15,068
'19	$13,981	$17,063	$15,482
'20	$13,174	$17,082	$15,149
'20	$11,865	$15,686	$13,682
'20	$9,540	$13,613	$11,344
'20	$10,684	$15,412	$12,619
'20	$10,827	$16,225	$13,051
'20	$10,836	$16,584	$12,965
'20	$11,150	$17,555	$13,477
'20	$11,568	$18,843	$14,035
'20	$11,197	$18,155	$13,690
'20	$10,817	$17,717	$13,510
'20	$11,996	$19,803	$15,327
'20	$12,281	$20,640	$15,915
'21	$12,395	$20,470	$15,769
'21	$12,481	$21,064	$16,722
'21	$13,574	$21,861	$17,706
'21	$13,736	$23,037	$18,414
'21	$13,998	$23,147	$18,844
'21	$14,153	$23,727	$18,628
'21	$14,434	$24,220	$18,777
'21	$14,802	$24,921	$19,150
'21	$14,066	$23,776	$18,483
'21	$14,570	$25,426	$19,422
'21	$14,415	$25,085	$18,737
'21	$15,558	$26,101	$19,919
'22	$14,860	$24,629	$19,455
'22	$14,463	$23,953	$19,229
'22	$14,705	$24,762	$19,772
'22	$13,864	$22,554	$18,657
'22	$14,165	$22,520	$19,020
'22	$12,722	$20,634	$17,358
'22	$13,524	$22,556	$18,509
'22	$12,943	$21,690	$17,957
'22	$11,901	$19,683	$16,383
'22	$13,043	$21,261	$18,063
'22	$13,944	$22,412	$19,191
'22	$13,163	$21,108	$18,418
'23	$14,285	$22,524	$19,372
'23	$13,784	$21,988	$18,689
'23	$13,884	$22,683	$18,603
'23	$13,979	$22,964	$18,883
'23	$13,816	$23,071	$18,155
'23	$14,703	$24,629	$19,361
'23	$15,121	$25,476	$20,042
'23	$14,886	$25,031	$19,501
'23	$14,295	$23,854	$18,748
'23	$13,765	$23,278	$18,087
'23	$14,805	$25,452	$19,451
'23	$15,896	$26,708	$20,529
'24	$16,079	$27,081	$20,550
'24	$16,793	$28,543	$21,308
'24	$17,650	$29,458	$22,373
'24	$16,690	$28,205	$21,418
'24	$17,280	$29,533	$22,097
'24	$17,591	$30,510	$21,889
'24	$18,243	$30,954	$23,008
'24	$18,523	$31,688	$23,625
'24	$18,626	$32,366	$23,953
'24	$18,388	$32,139	$23,689
'24	$19,247	$34,209	$25,202
'24	$18,719	$33,255	$23,478
'25	$19,579	$34,313	$24,565
'25	$19,289	$33,713	$24,665
'25	$18,233	$31,762	$23,980
'25	$17,496	$31,573	$23,249
'25	$18,079	$33,589	$24,065
'25	$18,696	$35,290	$24,888
'25	$19,069	$36,074	$25,031
'25	$20,060	$36,833	$25,829
'25	$20,352	$38,110	$26,215
'25	$20,480	$38,932	$26,330
'25	$21,459	$39,027	$27,030
'25	$21,937	$39,030	$27,213

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	17.19%	12.30%	8.17%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 145,582,920
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 691,221
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	145,582,920
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	691,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	25%
Financials	16%
Information Technology	15%
Communication Services	10%
Consumer Staples	9%
Industrials	9%
Consumer Discretionary	8%
Energy	4%
Materials	2%

Ten Largest Equity Holdings

Holdings	33.7% of Net Assets
Cognizant Technology Solutions Corp.	5.3%
Fox Corp.	3.9%
Merck & Co., Inc.	3.6%
Alphabet, Inc.	3.3%
Kraft Heinz Co.	3.2%
Bristol-Myers Squibb Co.	3.1%
Johnson & Johnson	3.0%
Synchrony Financial	2.9%
State Street Corp.	2.7%
Pfizer, Inc.	2.7%

Material Fund Change [Text Block]
C000017223
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.62%

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 15.80% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.34% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 16.40%.

The Fund’s high-level allocation contributed positively to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio, as did bottom-up stock selection. On the other hand, an overweight in Europe and an underweight in the strong-performing technology sector detracted. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, helped performance in fixed income. An overweight in securitized securities, including commercial mortgage-backed securities, asset-backed securities, agency mortgages, and collateralized loan obligations, contributed positively. However, underweights in emerging market bonds and U.S. high yield detracted given that these asset classes outperformed. A position in an exchange-traded fund invested in convertible bonds also had an adverse effect on relative performance. The Fund used fixed-income derivatives to manage its positioning, which contributed positively to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly positive impact on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'16	$9,695	$9,397	$10,110	$9,680
'16	$9,695	$9,332	$10,182	$9,670
'16	$10,122	$10,024	$10,307	$10,145
'16	$10,222	$10,172	$10,377	$10,264
'16	$10,245	$10,185	$10,385	$10,276
'16	$10,322	$10,123	$10,568	$10,317
'16	$10,572	$10,559	$10,655	$10,618
'16	$10,559	$10,595	$10,667	$10,644
'16	$10,586	$10,660	$10,669	$10,685
'16	$10,445	$10,479	$10,598	$10,548
'16	$10,509	$10,558	$10,360	$10,501
'16	$10,681	$10,786	$10,391	$10,650
'17	$10,849	$11,081	$10,428	$10,840
'17	$11,086	$11,392	$10,508	$11,055
'17	$11,154	$11,532	$10,505	$11,136
'17	$11,271	$11,711	$10,592	$11,277
'17	$11,478	$11,970	$10,674	$11,462
'17	$11,478	$12,024	$10,664	$11,490
'17	$11,731	$12,360	$10,718	$11,705
'17	$11,773	$12,408	$10,810	$11,773
'17	$11,965	$12,647	$10,772	$11,893
'17	$12,101	$12,910	$10,785	$12,046
'17	$12,293	$13,160	$10,769	$12,178
'17	$12,448	$13,372	$10,816	$12,318
'18	$12,841	$14,127	$10,712	$12,682
'18	$12,349	$13,533	$10,610	$12,317
'18	$12,195	$13,244	$10,664	$12,185
'18	$12,221	$13,370	$10,593	$12,223
'18	$12,200	$13,387	$10,651	$12,260
'18	$12,211	$13,314	$10,635	$12,215
'18	$12,507	$13,716	$10,657	$12,446
'18	$12,555	$13,824	$10,710	$12,530
'18	$12,642	$13,884	$10,664	$12,541
'18	$12,006	$12,843	$10,575	$11,933
'18	$12,097	$13,031	$10,622	$12,061
'18	$11,494	$12,113	$10,789	$11,621
'19	$12,259	$13,070	$10,937	$12,233
'19	$12,464	$13,419	$10,949	$12,434
'19	$12,636	$13,588	$11,147	$12,620
'19	$12,909	$14,047	$11,163	$12,881
'19	$12,584	$13,214	$11,334	$12,495
'19	$13,049	$14,079	$11,494	$13,054
'19	$13,060	$14,120	$11,528	$13,093
'19	$13,060	$13,785	$11,789	$13,027
'19	$13,256	$14,075	$11,738	$13,169
'19	$13,430	$14,460	$11,776	$13,404
'19	$13,548	$14,813	$11,773	$13,599
'19	$13,812	$15,335	$11,791	$13,893
'20	$13,744	$15,166	$12,003	$13,901
'20	$13,167	$13,941	$12,182	$13,302
'20	$11,670	$12,059	$11,944	$12,166
'20	$12,354	$13,350	$12,184	$13,050
'20	$12,718	$13,931	$12,297	$13,442
'20	$12,992	$14,376	$12,400	$13,752
'20	$13,476	$15,137	$12,618	$14,285
'20	$13,929	$16,063	$12,545	$14,770
'20	$13,660	$15,545	$12,522	$14,477
'20	$13,464	$15,167	$12,478	$14,249
'20	$14,496	$17,037	$12,640	$15,361
'20	$14,955	$17,828	$12,684	$15,808
'21	$14,907	$17,747	$12,604	$15,728
'21	$15,062	$18,158	$12,442	$15,865
'21	$15,331	$18,643	$12,297	$16,046
'21	$15,757	$19,458	$12,400	$16,519
'21	$15,980	$19,761	$12,448	$16,700
'21	$16,159	$20,021	$12,538	$16,882
'21	$16,265	$20,159	$12,664	$17,022
'21	$16,475	$20,664	$12,656	$17,273
'21	$15,998	$19,810	$12,548	$16,786
'21	$16,426	$20,821	$12,538	$17,291
'21	$16,184	$20,320	$12,553	$17,051
'21	$16,593	$21,133	$12,544	$17,457
'22	$16,128	$20,095	$12,269	$16,791
'22	$15,775	$19,576	$12,102	$16,444
'22	$15,843	$20,000	$11,777	$16,486
'22	$14,917	$18,399	$11,338	$15,449
'22	$15,028	$18,420	$11,400	$15,504
'22	$14,044	$16,868	$11,173	$14,595
'22	$14,672	$18,046	$11,453	$15,354
'22	$14,198	$17,381	$11,156	$14,857
'22	$13,137	$15,717	$10,675	$13,746
'22	$13,549	$16,666	$10,558	$14,181
'22	$14,442	$17,958	$10,952	$15,054
'22	$14,107	$17,252	$10,914	$14,679
'23	$14,861	$18,488	$11,253	$15,492
'23	$14,414	$17,958	$10,976	$15,075
'23	$14,735	$18,512	$11,234	$15,501
'23	$14,853	$18,778	$11,303	$15,674
'23	$14,666	$18,577	$11,185	$15,511
'23	$15,199	$19,656	$11,168	$16,038
'23	$15,581	$20,375	$11,179	$16,395
'23	$15,286	$19,806	$11,112	$16,081
'23	$14,789	$18,987	$10,847	$15,529
'23	$14,399	$18,416	$10,684	$15,158
'23	$15,495	$20,116	$11,165	$16,268
'23	$16,208	$21,082	$11,588	$16,984
'24	$16,280	$21,206	$11,560	$17,029
'24	$16,525	$22,116	$11,422	$17,381
'24	$16,987	$22,810	$11,534	$17,777
'24	$16,420	$22,057	$11,264	$17,261
'24	$16,876	$22,953	$11,451	$17,795
'24	$17,212	$23,464	$11,556	$18,099
'24	$17,504	$23,843	$11,818	$18,440
'24	$17,781	$24,448	$11,992	$18,837
'24	$18,117	$25,016	$12,157	$19,206
'24	$17,706	$24,455	$11,881	$18,774
'24	$18,080	$25,369	$12,006	$19,275
'24	$17,683	$24,769	$11,824	$18,886
'25	$18,140	$25,600	$11,896	$19,312
'25	$18,095	$25,446	$12,142	$19,399
'25	$17,669	$24,441	$12,139	$18,937
'25	$17,637	$24,669	$12,182	$19,070
'25	$18,379	$26,087	$12,120	$19,690
'25	$18,901	$27,258	$12,309	$20,353
'25	$18,883	$27,628	$12,291	$20,507
'25	$19,295	$28,310	$12,439	$20,910
'25	$19,909	$29,336	$12,571	$21,457
'25	$20,312	$29,992	$12,654	$21,801
'25	$20,312	$29,989	$12,730	$21,852
'25	$20,477	$30,302	$12,721	$21,983

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	15.80%	6.49%	7.43%
MSCI ACWI Index	22.34%	11.19%	11.72%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Blended Index	16.40%	6.82%	8.20%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 115,937,767
Holdings Count | Holding		301
Advisory Fees Paid, Amount		$ 413,575
InvestmentCompanyPortfolioTurnover		165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	115,937,767
Number of Portfolio Holdings	301
Portfolio Turnover Rate (%)	165
Total Net Advisory Fees Paid ($)	413,575

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	14%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	4%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Equity Exposure	66%
Common Stocks	35%
Equity Index Futures	29%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	10%
Cash Equivalents	10%
Other Assets and Liabilities, Net	(2%)

Geographical Diversification

Country	% of Net Assets
United States	87%
Non US	33%

Material Fund Change [Text Block]
C000017210
Shareholder Report [Line Items]
Fund Name		DWS Government Money Market VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.40%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
AssetsNet		$ 207,744,493
Holdings Count | Holding		77
Advisory Fees Paid, Amount		$ 497,454
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	207,744,493
Number of Portfolio Holdings	77
Total Net Advisory Fees Paid ($)	497,454
Weighted Average Maturity	22 days
7-Day Current Yield	3.46%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of December 31, 2025.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	53%
Repurchase Agreements	47%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017251
Shareholder Report [Line Items]
Fund Name		DWS High Income VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.73%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.94% for the period ended December 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 8.50%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was helped by strong security selection in the B and BB ratings categories. Weaker selection in CCCs detracted, as did an underweight in BBs.

Security selection added the most value in the midstream energy and chemical industries. On the other hand, selection in the media/entertainment and cable/satellite categories detracted. An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual holding level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, resulting in downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand, Inc. (1.0%), which announced it was exploring strategic options and subsequently agreed to be taken over. An overweight in the specialty chemicals producer Ashland, Inc. (1.5%) was a further contributor. The bonds rose in price after the company completed a restructuring process to help streamline its operations. In addition, an activist investor took a larger position in Ashland’s equity, helping the company’s bond valuations by raising expectations that it would be acquired.

An overweight in the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. A zero weighting in Medline Borrower, LP* and an average underweight in One Main Financial* detracted, as well.

Industry allocation was a slight detractor. While overweights in metals/mining and electric utilities contributed, the benefit was largely offset by the effect of underweights in finance companies, media/entertainment, and restaurants.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$10,000	$10,000	$10,000
'16	$9,848	$10,138	$9,842
'16	$9,882	$10,210	$9,888
'16	$10,152	$10,303	$10,325
'16	$10,460	$10,343	$10,737
'16	$10,514	$10,345	$10,815
'16	$10,568	$10,531	$10,932
'16	$10,837	$10,598	$11,208
'16	$11,071	$10,586	$11,458
'16	$11,143	$10,580	$11,532
'16	$11,143	$10,499	$11,568
'16	$11,125	$10,250	$11,522
'16	$11,287	$10,265	$11,749
'17	$11,430	$10,285	$11,906
'17	$11,592	$10,354	$12,092
'17	$11,556	$10,349	$12,067
'17	$11,676	$10,428	$12,203
'17	$11,790	$10,509	$12,312
'17	$11,790	$10,498	$12,325
'17	$11,924	$10,543	$12,467
'17	$11,943	$10,638	$12,464
'17	$12,057	$10,587	$12,576
'17	$12,076	$10,593	$12,625
'17	$12,115	$10,580	$12,591
'17	$12,134	$10,628	$12,628
'18	$12,191	$10,506	$12,709
'18	$12,076	$10,406	$12,590
'18	$12,000	$10,473	$12,513
'18	$12,077	$10,395	$12,596
'18	$12,098	$10,469	$12,594
'18	$12,098	$10,456	$12,638
'18	$12,222	$10,459	$12,779
'18	$12,346	$10,526	$12,871
'18	$12,409	$10,458	$12,946
'18	$12,201	$10,376	$12,734
'18	$12,098	$10,438	$12,618
'18	$11,829	$10,630	$12,342
'19	$12,388	$10,742	$12,909
'19	$12,595	$10,736	$13,127
'19	$12,719	$10,942	$13,255
'19	$12,915	$10,945	$13,441
'19	$12,762	$11,139	$13,270
'19	$13,113	$11,279	$13,595
'19	$13,201	$11,304	$13,665
'19	$13,311	$11,597	$13,718
'19	$13,377	$11,535	$13,762
'19	$13,399	$11,570	$13,794
'19	$13,465	$11,564	$13,831
'19	$13,684	$11,556	$14,120
'20	$13,618	$11,778	$14,121
'20	$13,399	$11,990	$13,902
'20	$12,103	$11,920	$12,266
'20	$12,578	$12,132	$12,732
'20	$13,161	$12,188	$13,310
'20	$13,138	$12,265	$13,436
'20	$13,838	$12,448	$14,074
'20	$13,932	$12,348	$14,215
'20	$13,745	$12,341	$14,067
'20	$13,861	$12,286	$14,131
'20	$14,305	$12,406	$14,697
'20	$14,538	$12,424	$14,978
'21	$14,515	$12,334	$15,036
'21	$14,538	$12,156	$15,087
'21	$14,585	$12,005	$15,114
'21	$14,704	$12,099	$15,280
'21	$14,753	$12,139	$15,324
'21	$14,925	$12,224	$15,532
'21	$14,949	$12,361	$15,588
'21	$15,022	$12,337	$15,675
'21	$15,022	$12,231	$15,678
'21	$14,974	$12,227	$15,649
'21	$14,827	$12,263	$15,487
'21	$15,120	$12,232	$15,779
'22	$14,729	$11,968	$15,349
'22	$14,631	$11,835	$15,216
'22	$14,533	$11,506	$15,065
'22	$14,061	$11,069	$14,522
'22	$14,138	$11,141	$14,559
'22	$13,210	$10,966	$13,569
'22	$14,009	$11,234	$14,384
'22	$13,648	$10,917	$14,033
'22	$13,184	$10,445	$13,475
'22	$13,571	$10,310	$13,858
'22	$13,880	$10,689	$14,116
'22	$13,777	$10,641	$14,010
'23	$14,216	$10,968	$14,558
'23	$14,009	$10,684	$14,371
'23	$14,216	$10,956	$14,531
'23	$14,304	$11,022	$14,673
'23	$14,141	$10,902	$14,533
'23	$14,359	$10,863	$14,769
'23	$14,549	$10,856	$14,980
'23	$14,576	$10,786	$15,025
'23	$14,413	$10,512	$14,848
'23	$14,195	$10,346	$14,663
'23	$14,822	$10,815	$15,332
'23	$15,339	$11,229	$15,898
'24	$15,339	$11,198	$15,901
'24	$15,367	$11,040	$15,948
'24	$15,530	$11,142	$16,138
'24	$15,420	$10,860	$15,977
'24	$15,594	$11,044	$16,158
'24	$15,739	$11,149	$16,314
'24	$15,971	$11,409	$16,634
'24	$16,203	$11,573	$16,899
'24	$16,434	$11,728	$17,175
'24	$16,347	$11,437	$17,080
'24	$16,521	$11,558	$17,276
'24	$16,434	$11,369	$17,202
'25	$16,637	$11,430	$17,440
'25	$16,753	$11,681	$17,553
'25	$16,550	$11,685	$17,365
'25	$16,594	$11,731	$17,365
'25	$16,874	$11,647	$17,657
'25	$17,155	$11,826	$17,985
'25	$17,217	$11,795	$18,057
'25	$17,467	$11,936	$18,277
'25	$17,592	$12,067	$18,416
'25	$17,654	$12,142	$18,452
'25	$17,748	$12,217	$18,544
'25	$17,904	$12,199	$18,665

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	8.94%	4.25%	6.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.44%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 43,316,976
Holdings Count | Holding		267
Advisory Fees Paid, Amount		$ 126,889
InvestmentCompanyPortfolioTurnover		154.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	43,316,976
Number of Portfolio Holdings	267
Portfolio Turnover Rate (%)	154
Total Net Advisory Fees Paid ($)	126,889

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	1%
Convertible Bonds	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	21%
Energy	14%
Materials	12%
Consumer Discretionary	12%
Financials	8%
Industrials	6%
Health Care	6%
Utilities	5%
Real Estate	5%
Information Technology	4%
Consumer Staples	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective December 8, 2025 the Fund may invest up to 5% of net assets in common stocks, preferred shares and other equity securities.

Material Fund Change Strategies [Text Block]		Effective December 8, 2025 the Fund may invest up to 5% of net assets in common stocks, preferred shares and other equity securities.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017245
Shareholder Report [Line Items]
Fund Name		DWS International Opportunities VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Opportunities VIP (formerly, DWS International Growth VIP) (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.84%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 18.92% for the period ended December 31, 2025. The MSCI ACWI ex USA Index returned 32.39% for the same period.

Weak stock selection across a variety of sectors was the key factor in the Fund’s underperformance. The Fund experienced the largest shortfall in the information technology sector, where the IT services providers Globant SA (0.7%) and Capgemini SE (1.0%) were hurt by corporations’ shift away from large digital transformation projects toward AI-related initiatives. The German software company SAP SE (2.6%) and the Japanese electronic components designer Keyence Corp. (1.1%) were further detractors, as was an underweight in the South Korean semiconductor producer SK Hynix, Inc. (0.6%). Although positioning in information technology was a net detractor, the Fund had a number of strong performing holdings in the sector. Among these were the semiconductor companies ASML Holding NV (3.0%) and NVIDIA Corp. (1.3%).

Selection in financials also detracted, with the largest adverse impact coming from a position in the insurer Marsh & McLennan Companies, Inc. (1.6%). The stock was hurt by moderating growth and tougher year-over-year comparisons. However, the sector was home to two of the Fund’s largest contributors, the European financial services companies ING Groep NV (2.2%) and Allianz SE (3.1%).

The industrials sector was an additional area of relative weakness. Techtronic Industries Co., Ltd. (1.0%), a tool producer based in Hong Kong, slid due to the impact from tariffs and costs associated with relocating production facilities. In addition, the U.K. business services company Relx PLC (1.1%) lagged as a result of heightened concerns about AI disruptions. An overweight in the underperforming health care sector further weighed on results.

On the positive side, an overweight position in Agnico-Eagle Mines (1.9%), whose shares surged on the strength of a rally in precious metals prices, was the leading contributor at the individual holding level. Other key contributors included the Swiss pharmaceutical company Sandoz Group AG (1.7%), whose shares were boosted by accelerating sales growth, and the Singapore-based bank DBS Group Holdings Ltd. (3.7%), which benefited from rising market share across several business lines.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA Index
'15	$10,000	$10,000
'16	$9,408	$9,320
'16	$9,463	$9,213
'16	$10,056	$9,962
'16	$10,185	$10,225
'16	$10,250	$10,052
'16	$10,045	$9,898
'16	$10,465	$10,388
'16	$10,502	$10,453
'16	$10,558	$10,582
'16	$10,241	$10,430
'16	$10,297	$10,189
'16	$10,372	$10,450
'17	$10,651	$10,820
'17	$11,006	$10,992
'17	$11,202	$11,271
'17	$11,515	$11,512
'17	$11,880	$11,886
'17	$11,993	$11,923
'17	$12,255	$12,362
'17	$12,348	$12,427
'17	$12,601	$12,657
'17	$12,695	$12,896
'17	$12,751	$13,000
'17	$13,013	$13,291
'18	$13,706	$14,031
'18	$12,901	$13,370
'18	$12,713	$13,134
'18	$12,836	$13,343
'18	$12,817	$13,035
'18	$12,684	$12,790
'18	$12,892	$13,096
'18	$12,892	$12,822
'18	$12,892	$12,881
'18	$11,626	$11,833
'18	$11,692	$11,945
'18	$10,841	$11,404
'19	$11,730	$12,266
'19	$12,240	$12,506
'19	$12,467	$12,580
'19	$13,070	$12,912
'19	$12,332	$12,219
'19	$13,284	$12,955
'19	$13,196	$12,798
'19	$12,973	$12,403
'19	$13,070	$12,722
'19	$13,469	$13,166
'19	$13,760	$13,282
'19	$14,227	$13,857
'20	$14,042	$13,485
'20	$13,196	$12,419
'20	$11,457	$10,621
'20	$12,480	$11,426
'20	$13,380	$11,800
'20	$14,112	$12,333
'20	$14,804	$12,883
'20	$15,536	$13,434
'20	$15,279	$13,104
'20	$14,764	$12,822
'20	$16,544	$14,547
'20	$17,454	$15,334
'21	$17,217	$15,367
'21	$17,326	$15,671
'21	$17,266	$15,869
'21	$18,007	$16,336
'21	$18,398	$16,847
'21	$18,469	$16,738
'21	$18,689	$16,462
'21	$19,452	$16,775
'21	$18,298	$16,238
'21	$19,011	$16,626
'21	$18,117	$15,877
'21	$18,870	$16,533
'22	$17,334	$15,924
'22	$16,250	$15,609
'22	$16,230	$15,634
'22	$14,662	$14,652
'22	$14,693	$14,757
'22	$13,192	$13,488
'22	$14,179	$13,949
'22	$13,459	$13,501
'22	$11,999	$12,152
'22	$12,564	$12,515
'22	$14,148	$13,992
'22	$13,490	$13,887
'23	$14,929	$15,014
'23	$14,312	$14,487
'23	$14,888	$14,841
'23	$15,063	$15,099
'23	$14,690	$14,550
'23	$15,281	$15,203
'23	$15,633	$15,821
'23	$15,074	$15,106
'23	$14,255	$14,629
'23	$13,561	$14,025
'23	$14,897	$15,288
'23	$15,654	$16,056
'24	$15,685	$15,897
'24	$16,368	$16,299
'24	$16,897	$16,808
'24	$16,207	$16,507
'24	$16,920	$16,986
'24	$16,836	$16,970
'24	$17,403	$17,363
'24	$17,938	$17,857
'24	$18,085	$18,338
'24	$17,455	$17,438
'24	$17,655	$17,280
'24	$17,120	$16,945
'25	$18,032	$17,627
'25	$18,127	$17,872
'25	$17,770	$17,831
'25	$18,261	$18,475
'25	$19,013	$19,322
'25	$19,617	$19,977
'25	$19,162	$19,920
'25	$19,723	$20,611
'25	$20,020	$21,354
'25	$20,168	$21,785
'25	$20,009	$21,780
'25	$20,358	$22,432

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	18.92%	3.13%	7.37%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]		Prior to October 1, 2017, the Fund was named Deutsche Global Growth VIP and operated with a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 22,683,899
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 36,527
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	22,683,899
Number of Portfolio Holdings	83
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	36,527

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Preferred Stocks	1%
Other Assets and Liabilities, Net	(4%)
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	22%
Industrials	17%
Health Care	14%
Consumer Discretionary	10%
Communication Services	7%
Materials	4%
Energy	3%
Consumer Staples	3%

Geographical Diversification

Country	% of Net Assets
Germany	16%
France	14%
Switzerland	9%
Netherlands	8%
United Kingdom	8%
United States	7%
Canada	6%
China	5%
Singapore	5%
Japan	5%
Other	20%

Ten Largest Equity Holdings

Holdings	33.6% of Net Assets
SAP SE (Germany)	5.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.8%
DBS Group Holdings Ltd. (Singapore)	3.7%
Lonza Group AG (Switzerland)	3.2%
Allianz SE (Germany)	3.1%
Brookfield Corp. (Canada)	3.1%
ASML Holding NV (Netherlands)	3.0%
Deutsche Boerse AG (Germany)	2.7%
Tencent Holdings Ltd. (China)	2.6%
Spotify Technology SA (Sweden)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Eﬀective May 1, 2025, the Fund changed its name from DWS International Growth VIP to DWS International Opportunities VIP.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.86%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Name [Text Block]		Eﬀective May 1, 2025, the Fund changed its name from DWS International Growth VIP to DWS International Opportunities VIP.
Material Fund Change Expenses [Text Block]

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.86%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017214
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Growth VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.11% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2500™ Growth Index, returned 10.31%.

Positive contributions to the Fund’s return relative to the Russell 2500™ Index were led by selection within the information technology, consumer staples and communication services sectors. With respect to individual holdings, the top contributors included Advanced Energy Industries, Inc. (3.3%), a designer of precision power conversion, measurement and thermal control solutions used in semiconductor manufacturing and other high tech applications. Shares rallied as the company posted quarterly sales and earnings that exceeded expectations on record data center power revenue and raised guidance. H&E Equipment Services* rents, sells, and services construction and industrial machinery across the U.S. The stock surged on a bidding war between two potential takeover candidates which ultimately led to the company being acquired in June at a premium. Avidity Biosciences, Inc. (1.5%) develops RNA-based therapeutics used in treating progressive, genetically based neuromuscular diseases. After hitting clinical and regulatory milestones for a treatment for Duchenne muscular dystrophy, the company was acquired by a multinational pharmaceutical company. Casey's General Stores, Inc. (2.5%) is a convenience store chain offering prepared foods such as pizza alongside fuel and groceries. The company reported record earnings on strong execution including higher same store sales and solid fuel margins.

In sector terms, selection within industrials, financials and materials weighed most heavily on performance relative to the Russell 2500™ Index. With respect to individual stocks, holdings that lagged included Builders FirstSource, Inc. (1.9%), the largest U.S. supplier and manufacturer of structural building products and value added components and services to professional builders. Underperformance was due to weaker single family and multifamily home starts, margin normalization, and reduced full year guidance despite decent execution. Tyler Technologies, Inc. (2.3%), a provider of mission critical cloud software and payments for the public sector, underperformed despite posting earnings that exceeded estimates throughout 2025, as the market appeared to respond to modestly slower growth in recurring revenues along with trimmed forward guidance. A lack of exposure to Rocket Lab Corp.*, a vertically integrated space company offering launch and space navigation systems was among the leading detractors. Similarly, not holding Comfort Systems USA Inc.* detracted as the national provider of installation and maintenance services for mechanical, electrical and plumbing systems has seen growing demand driven by data center construction.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2500™ Growth Index
'15	$10,000	$10,000	$10,000
'16	$9,014	$9,436	$9,011
'16	$8,967	$9,433	$9,038
'16	$9,813	$10,097	$9,734
'16	$10,039	$10,159	$9,827
'16	$10,194	$10,341	$10,071
'16	$9,970	$10,362	$9,997
'16	$10,643	$10,774	$10,591
'16	$10,603	$10,801	$10,664
'16	$10,557	$10,818	$10,695
'16	$10,137	$10,584	$10,137
'16	$10,861	$11,058	$10,876
'16	$10,908	$11,274	$10,973
'17	$11,224	$11,486	$11,233
'17	$11,517	$11,913	$11,573
'17	$11,638	$11,921	$11,659
'17	$11,845	$12,047	$11,864
'17	$11,821	$12,171	$11,869
'17	$12,124	$12,280	$12,140
'17	$12,221	$12,512	$12,301
'17	$12,306	$12,536	$12,325
'17	$12,786	$12,842	$12,841
'17	$12,877	$13,122	$13,185
'17	$13,259	$13,521	$13,619
'17	$13,320	$13,656	$13,656
'18	$14,024	$14,375	$14,338
'18	$13,363	$13,846	$13,868
'18	$13,435	$13,568	$13,981
'18	$13,316	$13,619	$13,892
'18	$13,997	$14,004	$14,631
'18	$14,097	$14,095	$14,754
'18	$14,251	$14,563	$15,030
'18	$15,087	$15,074	$16,046
'18	$14,769	$15,099	$15,811
'18	$12,863	$13,988	$13,912
'18	$13,080	$14,268	$14,175
'18	$11,510	$12,940	$12,637
'19	$12,690	$14,051	$14,141
'19	$13,189	$14,545	$15,073
'19	$12,990	$14,757	$15,036
'19	$13,450	$15,346	$15,562
'19	$12,398	$14,353	$14,528
'19	$13,316	$15,361	$15,659
'19	$13,420	$15,590	$15,903
'19	$12,863	$15,272	$15,451
'19	$12,935	$15,540	$15,161
'19	$13,285	$15,875	$15,550
'19	$13,873	$16,478	$16,609
'19	$14,090	$16,954	$16,763
'20	$14,007	$16,935	$16,781
'20	$12,893	$15,549	$15,643
'20	$10,418	$13,410	$12,871
'20	$11,954	$15,187	$14,935
'20	$13,207	$15,999	$16,494
'20	$13,491	$16,364	$17,101
'20	$14,206	$17,294	$18,037
'20	$14,996	$18,546	$18,849
'20	$14,817	$17,871	$18,704
'20	$15,175	$17,485	$18,925
'20	$17,100	$19,613	$21,682
'20	$18,342	$20,495	$23,547
'21	$18,616	$20,404	$24,205
'21	$19,163	$21,042	$24,965
'21	$19,100	$21,796	$24,133
'21	$19,575	$22,919	$24,980
'21	$19,210	$23,024	$24,286
'21	$20,117	$23,592	$25,589
'21	$20,427	$23,991	$25,035
'21	$20,682	$24,675	$25,662
'21	$19,830	$23,568	$24,685
'21	$21,146	$25,161	$25,951
'21	$20,117	$24,778	$24,614
'21	$20,881	$25,754	$24,735
'22	$18,480	$24,239	$21,471
'22	$18,380	$23,628	$21,536
'22	$18,435	$24,395	$21,691
'22	$16,675	$22,206	$19,214
'22	$16,324	$22,176	$18,748
'22	$14,842	$20,321	$17,450
'22	$16,349	$22,227	$19,441
'22	$15,796	$21,397	$19,072
'22	$14,465	$19,413	$17,429
'22	$15,382	$21,005	$18,846
'22	$15,733	$22,102	$19,406
'22	$15,030	$20,808	$18,251
'23	$16,198	$22,241	$20,078
'23	$15,972	$21,721	$19,761
'23	$15,545	$22,302	$19,446
'23	$15,240	$22,539	$19,200
'23	$15,188	$22,627	$19,179
'23	$16,739	$24,172	$20,693
'23	$17,235	$25,039	$21,384
'23	$16,700	$24,555	$20,514
'23	$15,696	$23,386	$19,278
'23	$14,627	$22,766	$17,940
'23	$16,100	$24,888	$19,530
'23	$17,860	$26,209	$21,707
'24	$17,665	$26,499	$21,215
'24	$18,460	$27,933	$22,935
'24	$19,216	$28,835	$23,553
'24	$17,767	$27,566	$21,798
'24	$18,425	$28,868	$22,682
'24	$18,214	$29,762	$22,561
'24	$19,662	$30,315	$23,935
'24	$19,399	$30,975	$23,749
'24	$19,622	$31,616	$24,137
'24	$18,991	$31,384	$24,077
'24	$20,386	$33,471	$26,942
'24	$18,780	$32,448	$24,723
'25	$19,899	$33,473	$25,669
'25	$18,701	$32,831	$23,960
'25	$17,556	$30,916	$22,053
'25	$17,013	$30,709	$21,982
'25	$17,657	$32,655	$23,422
'25	$18,601	$34,314	$24,548
'25	$18,887	$35,070	$25,123
'25	$20,061	$35,881	$26,442
'25	$20,104	$37,120	$27,182
'25	$20,104	$37,915	$27,877
'25	$20,590	$38,019	$27,498
'25	$20,304	$38,012	$27,272

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	8.11%	2.05%	7.34%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 48,088,383
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 262,420
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	48,088,383
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	262,420

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Financials	11%
Consumer Discretionary	10%
Consumer Staples	3%
Materials	3%
Real Estate	2%
Energy	2%
Communication Services	1%
Utilities	0%

Ten Largest Equity Holdings

Holdings	25.5% of Net Assets
Advanced Energy Industries, Inc.	3.3%
RadNet, Inc.	3.2%
Rush Enterprises, Inc.	2.8%
Casey's General Stores, Inc.	2.5%
TopBuild Corp.	2.5%
The Brink's Co.	2.5%
Tyler Technologies, Inc.	2.3%
SiTime Corp.	2.3%
Neurocrine Biosciences, Inc.	2.1%
HEICO Corp.	2.0%

Material Fund Change [Text Block]
C000017231
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Value VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.82%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 18.21% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2500™ Value Index, returned 12.73%.

Stock selection was the primary driver of the Fund’s strong performance relative to the Russell 2500™ Index. The best results occurred in the industrials sector, where a number of individual holdings delivered outsize gains. The military shipbuilder Huntington Ingalls Industries, Inc. (2.0%) rallied on expectations for increased government contracts following President Trump’s announcement of a plan to expand the U.S. Navy. EnerSys (1.6%), a provider of stored energy systems for industrial applications that reported better-than-expected earnings over the second half of the year, was another key contributor, as was the general contractor Tutor Perini Corp. (1.0%) The engineering and construction firm MasTec, Inc. (1.8%) and the safety services provider API Group Corp. (1.7%) were additional contributors in industrials.

The Fund also outperformed in the health care sector. Ligand Pharmaceuticals, Inc. (1.1%), which reported consistent earnings increases, was the top contributor. Revolution Medicines, Inc. (2.3%) and Ionis Pharmaceuticals, Inc. (1.2%) also performed well thanks to an FDA drug approval and positive trial results, respectively.

Consumer discretionary was another area of strength thanks in part to a rally in the auto retailer Carvana,* which reported record sales volumes and improved its operational efficiency. EchoStar Corp. (1.6%), a satellite communications provider that monetized some of its spectrum assets, was the leading contributor in the portfolio as a whole.

Materials was the Fund’s weakest sector in terms of relative performance, largely as a result of a position in Graphic Packaging Holding Co. (0.8%). The stock fell due to weaker-than-expected earnings, profit margin pressures, and a leadership change. Information technology was also a challenging area. Although the Fund had a number of strong performers in the sector, certain holdings adversely affected results. Itron, Inc. (1.0%), a provider of technology that helps manage energy and water systems, and Verint Systems, Inc.,* a developer of customer engagement solutions, weighed on performance. Outside of these sectors, Owens Corning (1.1%) — which lagged due to concerns about weaker home construction trends — was the most notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2500™ Value Index
'15	$10,000	$10,000	$10,000
'16	$9,330	$9,436	$9,387
'16	$9,343	$9,433	$9,488
'16	$10,100	$10,097	$10,333
'16	$10,383	$10,159	$10,534
'16	$10,446	$10,341	$10,720
'16	$10,046	$10,362	$10,784
'16	$10,580	$10,774	$11,275
'16	$10,797	$10,801	$11,376
'16	$10,769	$10,818	$11,451
'16	$10,551	$10,584	$11,108
'16	$11,408	$11,058	$12,173
'16	$11,689	$11,274	$12,520
'17	$11,822	$11,486	$12,589
'17	$11,977	$11,913	$12,823
'17	$11,998	$11,921	$12,723
'17	$12,016	$12,047	$12,710
'17	$11,763	$12,171	$12,434
'17	$11,936	$12,280	$12,765
'17	$12,117	$12,512	$12,864
'17	$11,886	$12,536	$12,641
'17	$12,623	$12,842	$13,254
'17	$12,702	$13,122	$13,326
'17	$13,099	$13,521	$13,762
'17	$12,919	$13,656	$13,817
'18	$13,042	$14,375	$13,991
'18	$12,370	$13,846	$13,304
'18	$12,572	$13,568	$13,451
'18	$12,645	$13,619	$13,597
'18	$13,009	$14,004	$14,156
'18	$12,965	$14,095	$14,231
'18	$13,169	$14,563	$14,514
'18	$13,498	$15,074	$14,844
'18	$13,205	$15,099	$14,611
'18	$12,032	$13,988	$13,362
'18	$12,245	$14,268	$13,615
'18	$10,850	$12,940	$12,110
'19	$11,996	$14,051	$13,463
'19	$12,467	$14,545	$13,883
'19	$12,165	$14,757	$13,698
'19	$12,597	$15,346	$14,178
'19	$11,720	$14,353	$13,109
'19	$12,356	$15,361	$13,957
'19	$12,539	$15,590	$14,048
'19	$11,672	$15,272	$13,364
'19	$12,211	$15,540	$13,975
'19	$12,346	$15,875	$14,177
'19	$12,654	$16,478	$14,525
'19	$13,184	$16,954	$14,963
'20	$12,837	$16,935	$14,418
'20	$11,393	$15,549	$13,028
'20	$8,677	$13,410	$9,780
'20	$9,798	$15,187	$11,073
'20	$10,082	$15,999	$11,579
'20	$10,169	$16,364	$11,794
'20	$10,583	$17,294	$12,149
'20	$10,855	$18,546	$12,701
'20	$10,409	$17,871	$12,212
'20	$10,583	$17,485	$12,488
'20	$12,207	$19,613	$14,673
'20	$13,079	$20,495	$15,693
'21	$13,264	$20,404	$16,040
'21	$14,365	$21,042	$17,467
'21	$15,161	$21,796	$18,334
'21	$15,965	$22,919	$19,121
'21	$16,472	$23,024	$19,509
'21	$16,285	$23,592	$19,252
'21	$16,119	$23,991	$18,970
'21	$16,384	$24,675	$19,370
'21	$15,943	$23,568	$18,853
'21	$16,616	$25,161	$19,749
'21	$16,218	$24,778	$19,061
'21	$17,068	$25,754	$20,053
'22	$16,009	$24,239	$19,034
'22	$16,229	$23,628	$19,344
'22	$16,406	$24,395	$19,752
'22	$15,251	$22,206	$18,413
'22	$15,499	$22,176	$18,766
'22	$13,817	$20,321	$16,712
'22	$15,127	$22,227	$18,329
'22	$14,687	$21,397	$17,754
'22	$13,140	$19,413	$15,959
'22	$14,551	$21,005	$17,644
'22	$15,070	$22,102	$18,530
'22	$14,371	$20,808	$17,429
'23	$15,804	$22,241	$19,170
'23	$15,466	$21,721	$18,628
'23	$14,777	$22,302	$17,672
'23	$14,528	$22,539	$17,437
'23	$14,076	$22,627	$16,939
'23	$15,303	$24,172	$18,445
'23	$16,161	$25,039	$19,526
'23	$15,470	$24,555	$18,774
'23	$14,552	$23,386	$17,769
'23	$13,801	$22,766	$16,772
'23	$14,981	$24,888	$18,295
'23	$16,519	$26,209	$20,214
'24	$16,018	$26,499	$19,647
'24	$16,698	$27,933	$20,435
'24	$17,627	$28,835	$21,441
'24	$16,477	$27,566	$20,093
'24	$17,227	$28,868	$20,940
'24	$16,769	$29,762	$20,518
'24	$18,294	$30,315	$22,180
'24	$17,811	$30,975	$22,179
'24	$17,798	$31,616	$22,494
'24	$17,316	$31,384	$22,210
'24	$18,904	$33,471	$24,170
'24	$17,544	$32,448	$22,434
'25	$18,116	$33,473	$23,198
'25	$17,659	$32,831	$22,340
'25	$16,592	$30,916	$21,126
'25	$16,147	$30,709	$20,515
'25	$16,957	$32,655	$21,686
'25	$17,811	$34,314	$22,666
'25	$18,326	$35,070	$23,060
'25	$19,489	$35,881	$24,270
'25	$19,886	$37,120	$24,519
'25	$19,872	$37,915	$24,455
'25	$20,607	$38,019	$25,159
'25	$20,740	$38,012	$25,291

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	18.21%	9.66%	7.57%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 82,883,840
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 472,978
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	82,883,840
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	472,978

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Industrials	22%
Consumer Discretionary	10%
Information Technology	9%
Health Care	9%
Real Estate	8%
Materials	6%
Energy	4%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
Revolution Medicines, Inc.	2.3%
Huntington Ingalls Industries, Inc.	2.0%
UMB Financial Corp.	2.0%
First BanCorp.	1.8%
Hancock Whitney Corp.	1.8%
MasTec, Inc.	1.8%
API Group Corp.	1.7%
Gaming and Leisure Properties, Inc.	1.7%
EnerSys	1.6%
EchoStar Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.81% to 0.84%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.84% to 0.80%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.81% to 0.84%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.84% to 0.80%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017232
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Value VIP
Class Name		Class B
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$130	1.19%

Gross expense ratio as of the latest prospectus: 1.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 17.85% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 2500™ Value Index, returned 12.73%.

Stock selection was the primary driver of the Fund’s strong performance relative to the Russell 2500™ Index. The best results occurred in the industrials sector, where a number of individual holdings delivered outsize gains. The military shipbuilder Huntington Ingalls Industries, Inc. (2.0%) rallied on expectations for increased government contracts following President Trump’s announcement of a plan to expand the U.S. Navy. EnerSys (1.6%), a provider of stored energy systems for industrial applications that reported better-than-expected earnings over the second half of the year, was another key contributor, as was the general contractor Tutor Perini Corp. (1.0%) The engineering and construction firm MasTec, Inc. (1.8%) and the safety services provider API Group Corp. (1.7%) were additional contributors in industrials.

The Fund also outperformed in the health care sector. Ligand Pharmaceuticals, Inc. (1.1%), which reported consistent earnings increases, was the top contributor. Revolution Medicines, Inc. (2.3%) and Ionis Pharmaceuticals, Inc. (1.2%) also performed well thanks to an FDA drug approval and positive trial results, respectively.

Consumer discretionary was another area of strength thanks in part to a rally in the auto retailer Carvana,* which reported record sales volumes and improved its operational efficiency. EchoStar Corp. (1.6%), a satellite communications provider that monetized some of its spectrum assets, was the leading contributor in the portfolio as a whole.

Materials was the Fund’s weakest sector in terms of relative performance, largely as a result of a position in Graphic Packaging Holding Co. (0.8%). The stock fell due to weaker-than-expected earnings, profit margin pressures, and a leadership change. Information technology was also a challenging area. Although the Fund had a number of strong performers in the sector, certain holdings adversely affected results. Itron, Inc. (1.0%), a provider of technology that helps manage energy and water systems, and Verint Systems, Inc.,* a developer of customer engagement solutions, weighed on performance. Outside of these sectors, Owens Corning (1.1%) — which lagged due to concerns about weaker home construction trends — was the most notable detractor.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	Russell 3000® Index	Russell 2500™ Value Index
'15	$10,000	$10,000	$10,000
'16	$9,323	$9,436	$9,387
'16	$9,335	$9,433	$9,488
'16	$10,088	$10,097	$10,333
'16	$10,372	$10,159	$10,534
'16	$10,428	$10,341	$10,720
'16	$10,029	$10,362	$10,784
'16	$10,561	$10,774	$11,275
'16	$10,765	$10,801	$11,376
'16	$10,744	$10,818	$11,451
'16	$10,519	$10,584	$11,108
'16	$11,367	$11,058	$12,173
'16	$11,647	$11,274	$12,520
'17	$11,773	$11,486	$12,589
'17	$11,927	$11,913	$12,823
'17	$11,941	$11,921	$12,723
'17	$11,951	$12,047	$12,710
'17	$11,699	$12,171	$12,434
'17	$11,872	$12,280	$12,765
'17	$12,051	$12,512	$12,864
'17	$11,814	$12,536	$12,641
'17	$12,540	$12,842	$13,254
'17	$12,619	$13,122	$13,326
'17	$13,007	$13,521	$13,762
'17	$12,827	$13,656	$13,817
'18	$12,942	$14,375	$13,991
'18	$12,274	$13,846	$13,304
'18	$12,468	$13,568	$13,451
'18	$12,537	$13,619	$13,597
'18	$12,897	$14,004	$14,156
'18	$12,853	$14,095	$14,231
'18	$13,038	$14,563	$14,514
'18	$13,372	$15,074	$14,844
'18	$13,073	$15,099	$14,611
'18	$11,903	$13,988	$13,362
'18	$12,114	$14,268	$13,615
'18	$10,733	$12,940	$12,110
'19	$11,868	$14,051	$13,463
'19	$12,325	$14,545	$13,883
'19	$12,026	$14,757	$13,698
'19	$12,444	$15,346	$14,178
'19	$11,570	$14,353	$13,109
'19	$12,197	$15,361	$13,957
'19	$12,378	$15,590	$14,048
'19	$11,523	$15,272	$13,364
'19	$12,055	$15,540	$13,975
'19	$12,178	$15,875	$14,177
'19	$12,482	$16,478	$14,525
'19	$12,986	$16,954	$14,963
'20	$12,644	$16,935	$14,418
'20	$11,219	$15,549	$13,028
'20	$8,540	$13,410	$9,780
'20	$9,650	$15,187	$11,073
'20	$9,929	$15,999	$11,579
'20	$10,015	$16,364	$11,794
'20	$10,411	$17,294	$12,149
'20	$10,679	$18,546	$12,701
'20	$10,229	$17,871	$12,212
'20	$10,400	$17,485	$12,488
'20	$11,996	$19,613	$14,673
'20	$12,842	$20,495	$15,693
'21	$13,024	$20,404	$16,040
'21	$14,095	$21,042	$17,467
'21	$14,867	$21,796	$18,334
'21	$15,663	$22,919	$19,121
'21	$16,149	$23,024	$19,509
'21	$15,966	$23,592	$19,252
'21	$15,804	$23,991	$18,970
'21	$16,052	$24,675	$19,370
'21	$15,609	$23,568	$18,853
'21	$16,268	$25,161	$19,749
'21	$15,868	$24,778	$19,061
'21	$16,700	$25,754	$20,053
'22	$15,663	$24,239	$19,034
'22	$15,868	$23,628	$19,344
'22	$16,030	$24,395	$19,752
'22	$14,897	$22,206	$18,413
'22	$15,150	$22,176	$18,766
'22	$13,499	$20,321	$16,712
'22	$14,765	$22,227	$18,329
'22	$14,335	$21,397	$17,754
'22	$12,816	$19,413	$15,959
'22	$14,192	$21,005	$17,644
'22	$14,688	$22,102	$18,530
'22	$14,005	$20,808	$17,429
'23	$15,403	$22,241	$19,170
'23	$15,073	$21,721	$18,628
'23	$14,390	$22,302	$17,672
'23	$14,137	$22,539	$17,437
'23	$13,697	$22,627	$16,939
'23	$14,890	$24,172	$18,445
'23	$15,724	$25,039	$19,526
'23	$15,041	$24,555	$18,774
'23	$14,149	$23,386	$17,769
'23	$13,408	$22,766	$16,772
'23	$14,554	$24,888	$18,295
'23	$16,048	$26,209	$20,214
'24	$15,550	$26,499	$19,647
'24	$16,210	$27,933	$20,435
'24	$17,102	$28,835	$21,441
'24	$15,982	$27,566	$20,093
'24	$16,707	$28,868	$20,940
'24	$16,252	$29,762	$20,518
'24	$17,727	$30,315	$22,180
'24	$17,260	$30,975	$22,179
'24	$17,236	$31,616	$22,494
'24	$16,769	$31,384	$22,210
'24	$18,305	$33,471	$24,170
'24	$16,978	$32,448	$22,434
'25	$17,531	$33,473	$23,198
'25	$17,088	$32,831	$22,340
'25	$16,043	$30,916	$21,126
'25	$15,601	$30,709	$20,515
'25	$16,380	$32,655	$21,686
'25	$17,216	$34,314	$22,666
'25	$17,698	$35,070	$23,060
'25	$18,817	$35,881	$24,270
'25	$19,200	$37,120	$24,519
'25	$19,171	$37,915	$24,455
'25	$19,880	$38,019	$25,159
'25	$20,007	$38,012	$25,291

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	17.85%	9.27%	7.18%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 82,883,840
Holdings Count | Holding		130
Advisory Fees Paid, Amount		$ 472,978
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	82,883,840
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	472,978

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Industrials	22%
Consumer Discretionary	10%
Information Technology	9%
Health Care	9%
Real Estate	8%
Materials	6%
Energy	4%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
Revolution Medicines, Inc.	2.3%
Huntington Ingalls Industries, Inc.	2.0%
UMB Financial Corp.	2.0%
First BanCorp.	1.8%
Hancock Whitney Corp.	1.8%
MasTec, Inc.	1.8%
API Group Corp.	1.7%
Gaming and Leisure Properties, Inc.	1.7%
EnerSys	1.6%
EchoStar Corp.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.17% to 1.21%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.21% to 1.17%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.17% to 1.21%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.21% to 1.17%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.